Stock-Based Compensation - RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RSUs
Weighted-Average Grant Price
Beginning balance (in dollars per share)	$ 139	$ 116	$ 115
Granted (in dollars per share)	257	176	118
Released (in dollars per share)	131	117	114
Canceled/forfeited/performance adjusted (in dollars per share)	154	123	115
Ending balance (in dollars per share)	$ 185	$ 139	$ 116
Number of Units
Beginning balance (in shares)	21,063,545	23,057,643	21,052,914
Granted (in shares)	6,073,739	8,220,339	10,915,958
Released (in shares)	(8,814,716)	(8,532,751)	(7,383,980)
Canceled/forfeited/performance adjusted (in shares)	(1,446,258)	(1,681,686)	(1,527,249)
Ending balance (in shares)	16,876,310	21,063,545	23,057,643
PSUs
Weighted-Average Grant Price
Beginning balance (in dollars per share)	$ 130	$ 118	$ 117
Granted (in dollars per share)	271	165	117
Released (in dollars per share)	112	126	113
Canceled/forfeited/performance adjusted (in dollars per share)	152	131	114
Ending balance (in dollars per share)	$ 178	$ 130	$ 118
Number of Units
Beginning balance (in shares)	3,301,550	3,473,039	3,566,078
Granted (in shares)	884,271	1,110,929	1,295,937
Released (in shares)	(1,049,685)	(963,249)	(840,111)
Canceled/forfeited/performance adjusted (in shares)	(225,788)	(319,169)	(548,865)
Ending balance (in shares)	2,910,348	3,301,550	3,473,039
Performance adjustments (in shares)	(81,195)	(196,544)	(404,655)